Cover Page Statement	Jun. 04, 2020
Document Entity Information [Abstract]
Written Communications	false
Document Type	8-K
Document Period End Date	Jun. 04, 2020
Entity Registrant Name	BROADCOM INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38449
Entity Tax Identification Number	35-2617337
Entity Address, Address Line One	1320 Ridder Park Drive,
Entity Address, City or Town	San Jose,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	(408)
Local Phone Number	433-8000
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001730168
Amendment Flag	false
Common Stock [Member]
Document Entity Information [Abstract]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AVGO
Security Exchange Name	NASDAQ
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AVGO
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document Entity Information [Abstract]
Title of 12(b) Security	Mandatory Convertible Preferred Stock, Series A, $0.001 par value
Trading Symbol	AVGOP
Security Exchange Name	NASDAQ
Document Information [Line Items]
Title of 12(b) Security	Mandatory Convertible Preferred Stock, Series A, $0.001 par value
Trading Symbol	AVGOP
Security Exchange Name	NASDAQ